Organization and Principal Activities - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2020 shares	Apr. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Organization and Reorganization
Place of incorporation			Cayman Islands	Cayman Islands
Share Price | $ / shares		$ 8.14
Stock issued, during the period | shares		3,685,504
Proceeds from issuance initial public offering | $		$ 30,000
Statutory reserves			¥ 2,605		¥ 1,642		$ 357
Net income/(loss)			(80,976)	$ (11,094)	(134,515)	¥ 86,504
Net cash generated from/(used in) operating activities			(26,469)	$ (3,625)	(117,045)	136,267
Accumulated deficit			2,490,809		2,408,307		341,239
Cash and cash equivalents			441,858		494,965	568,192	60,500
Working capital			186,600				$ 25,600
Warrant
Organization and Reorganization
Stock issued, during the period | shares		2,764,128
IPO | common Class A
Organization and Reorganization
Stock issued, during the period | shares	82,000,000
Variable Interest Entity Primary Beneficiary
Organization and Reorganization
Technical development fee			173,900		136,700	82,100
Net repayments to the Group companies			0		39,300	31,800
Net borrowing from the Group companies' loans			36,400		0	0
Net (repayments to)/borrowing from bank loans			0		(66,800)	(2,200)
Obligations to settle of variable interest entity			51,000		51,000
Statutory reserves			600		600
Net cash generated from/(used in) operating activities			(15,009)		(25,170)	¥ 147,067
Cash and cash equivalents			¥ 187,693		¥ 168,694